PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.8%
Asset-Backed Securities 18.3%
Cayman Islands 13.5%
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.216%(c)	04/23/31	250	$243,591
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.687(c)	08/20/32	250	244,468
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.623(c)	01/17/28	250	238,766
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.298(c)	04/30/31	250	244,620
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.243(c)	04/17/31	249	241,573
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.632(c)	10/20/32	250	247,408
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.285(c)	04/15/31	250	244,386
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.275(c)	04/26/31	750	728,732
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.578(c)	07/22/32	250	245,385
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.625(c)	10/15/32	250	245,715
MidOcean Credit CLO,
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.527(c)	02/20/31	250	244,485
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027(c)	02/20/31	250	237,646

Octagon Investment Partners 45 Ltd., Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.605(c)	10/15/32	500	494,349
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.023(c)	04/17/31	250	240,868

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.513%(c)	01/17/30		248	$243,511
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.572(c)	07/20/27		250	241,915
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.775(c)	04/15/29		250	241,074
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.215(c)	04/25/31		250	242,572
					5,111,064
Ireland 0.8%
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	293,569
Spain 0.3%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	121	134,127
United States 3.7%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.456(c)	05/17/31		250	243,202
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		100	121,445
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		100	97,205
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	200,434

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	99,963
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		100	107,746
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24		250	250,863
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.022(c)	02/25/23		100	97,520

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822%(c)	08/25/25		100	$95,435

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.972(c)	06/25/24		120	112,481
					1,426,294

Total Asset-Backed Securities (cost $6,996,794)					6,965,054
Commercial Mortgage-Backed Securities 7.4%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	25	18,970
United States 7.3%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	280,829
Series 2020-BN26, Class A3	2.155	03/15/63		200	211,226
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	188,995
Series 2018-B02, Class A3	3.544	02/15/51		200	219,047
Series 2020-B17, Class A4	2.042	03/15/53		75	78,397
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175(c)	10/15/36		95	92,787
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.475(c)	10/15/36		95	92,549
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825(c)	10/15/36		95	92,392
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175(c)	12/15/36		100	97,284

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51		150	171,868
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.325(c)	05/15/36		200	195,070

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.657%(cc)	11/25/25		4,526	$133,937
Series K111, Class X1, IO	1.682(cc)	05/25/30		320	41,627
Series K113, Class X1, IO	1.490(cc)	06/25/30		920	106,572

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51		125	140,856
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		100	87,693
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51		250	283,590
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684	10/15/49		250	268,423
					2,783,142

Total Commercial Mortgage-Backed Securities (cost $2,643,480)					2,802,112
Corporate Bonds 32.0%
Canada 1.0%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		25	20,238
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	20,209
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		40	31,940

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	4.875	02/15/30		35	31,989
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	259,324
					363,700
China 1.2%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		200	205,637
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	118,538
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	100	118,497
					442,672

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 2.2%
BNP Paribas SA, Sr. Unsec’d. Notes, 144A, MTN	3.052%(ff)	01/13/31		200	$218,080
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	128,431
Loxam SAS, Sr. Sub. Notes	5.750	07/15/27	EUR	120	124,384
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	100,986
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		255	275,261
					847,142
Germany 1.4%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	82,487
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250	02/04/21		200	202,654
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	—(rr)	EUR	100	116,624
Gtd. Notes	4.625(ff)	—(rr)	EUR	100	123,979
					525,744
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	124,967
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	113,102
Italy 1.2%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	137,964
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	206,958
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	126,041
					470,963

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250%	12/05/23	CHF	50	$57,082
Gtd. Notes	3.638	06/20/22	CHF	50	56,351
					113,433
Luxembourg 0.6%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	114,835
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	114,414
					229,249
Mexico 1.1%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	300	316,322
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	104,396
					420,718
Norway 0.4%
Equinor ASA, Gtd. Notes	2.875	04/06/25		150	164,202
Peru 0.4%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		162	150,825
Russia 0.5%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	138,035
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898	10/03/25	CHF	50	53,560
					191,595
Supranational Bank 0.2%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	63,171

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland 1.3%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593%(ff)	09/11/25		250	$261,613
UBS Group AG, Sr. Unsec’d. Notes, 144A	4.125	09/24/25		200	229,818
					491,431
United Arab Emirates 0.4%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNH	1,000	145,225
United Kingdom 1.6%
Barclays PLC, Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	218,430
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	—(rr)		150	156,602
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	116,412
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	117,230
					608,674
United States 17.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		50	61,458
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		50	63,941
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		25	7,000
Gtd. Notes	5.875	11/15/26		50	14,000
Sr. Sec’d. Notes, 144A	10.500	04/24/26		6	5,253

American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	51,226
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	124,941
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		50	54,031
Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	110,534
Aramark Services, Inc., Gtd. Notes, 144A	6.375	05/01/25		15	15,819

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, (original cost $24,187; purchased 12/16/19), 144A(f)	10.000%	04/01/22	25	$20,678
Sr. Unsec’d. Notes, (original cost $24,424; purchased 04/18/19), 144A(f)	7.000	11/01/26	25	16,042

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27	50	53,661
AT&T, Inc.,
Sr. Unsec’d. Notes	4.550	03/09/49	60	73,532
Sr. Unsec’d. Notes	4.750	05/15/46	85	105,353
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	—(rr)	110	104,101
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	170	186,756
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	85	94,854

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	10	11,181
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30	25	25,525
Gtd. Notes, 144A	7.250	05/30/29	10	11,075
Sr. Sec’d. Notes, 144A	5.750	08/15/27	5	5,438
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25	50	51,584
Gtd. Notes	7.250	10/15/29	20	21,450

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29	65	69,894
Broadcom, Inc.,
Gtd. Notes, 144A	3.459	09/15/26	102	111,711
Gtd. Notes, 144A	4.700	04/15/25	65	74,334
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	10	10,111
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	10,263
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	51,995

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	79,583
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	45	47,266
Sr. Sec’d. Notes	4.800	03/01/50	35	42,284
Sr. Sec’d. Notes	6.384	10/23/35	100	137,014

Chemours Co. (The), Gtd. Notes	7.000	05/15/25	50	51,259

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Cigna Corp., Sr. Unsec’d. Notes	2.400%	03/15/30		25	$26,653
Citigroup, Inc., Sr. Unsec’d. Notes	3.106(ff)	04/08/26		300	326,621
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24		71	64,434
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		100	114,080
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		10	11,849
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		50	52,545
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		25	26,197
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	129,815
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		45	24,635
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	117,450
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		50	56,117
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		100	118,337
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	121,174
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50		45	44,625
Jr. Sub. Notes, Series G	7.125(ff)	—(rr)		100	83,019
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	16,259
Gtd. Notes	3.950	01/31/60		15	16,400

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		19	18,514
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	125,695
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	150	186,193
HCA, Inc., Sr. Sec’d. Notes	5.250	04/15/25		100	116,482

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26		75	$70,552
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		25	28,310
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	94,451
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	75,353

Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		100	105,704
Liberty Mutual Group, Inc., Gtd. Notes	2.750	05/04/26	EUR	100	131,394
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	124,238
Medtronic Global Holdings SCA,
Gtd. Notes	1.000	07/02/31	EUR	100	124,890
Gtd. Notes	1.125	03/07/27	EUR	100	124,961
Morgan Stanley,
Sr. Unsec’d. Notes	3.625	01/20/27		95	108,916
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	100	123,171

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	27,214
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		35	36,136
Gtd. Notes, 144A	8.125	07/15/23		40	41,737

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		100	108,368
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	58,393
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		15	14,883
Sr. Unsec’d. Notes	2.700	08/15/22		25	24,181

ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	108,378
Phillips 66, Gtd. Notes	3.700	04/06/23		15	16,114
Range Resources Corp., Gtd. Notes, 144A	9.250	02/01/26		50	48,261
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		50	50,815

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500%	11/01/23		50	$50,386
Gtd. Notes	5.625	12/01/25		25	25,653

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		25	28,092
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		50	77,138
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	138,205
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	50,780
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		50	44,497
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.000	09/01/23		8	8,241
Gtd. Notes, 144A	6.625	07/15/27		25	27,180
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	10,915
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		50	53,125
Sr. Unsec’d. Notes	6.750	06/15/23		25	26,379
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		30	36,768
Sr. Sec’d. Notes, 144A	4.500	04/15/50		40	49,919

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		50	51,058
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		25	22,726
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	65,681
Gtd. Notes	5.500	05/15/27		100	107,506
Upjohn, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		110	125,737
Gtd. Notes, 144A	4.000	06/22/50		15	17,215

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		45	47,869

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Welltower, Inc., Sr. Unsec’d. Notes	3.100%	01/15/30		70	$73,570
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	119,021
					6,676,322

Total Corporate Bonds (cost $11,565,183)					12,143,135
Residential Mortgage-Backed Securities 1.6%
Bermuda 0.2%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772(c)	04/25/28		62	61,737
United States 1.4%
Credit Suisse Mortgage Trust, Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	1.572(c)	12/25/59		70	69,606
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.776(c)	07/25/50		30	29,761
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		179	176,228
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59		70	70,985
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		93	93,020
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		97	96,049
					535,649

Total Residential Mortgage-Backed Securities (cost $601,826)					597,386
Sovereign Bonds 35.1%
Argentina 0.4%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	310	172,242

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Austria 0.5%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	160	$177,628
Brazil 2.1%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		101	101,515
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		680	697,000
					798,515
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	150,925
Chile 0.4%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	142,239
China 0.4%
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	151,580
Colombia 2.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	206,039
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	653,819
					859,858
Croatia 1.2%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	241,757
Sr. Unsec’d. Notes	6.000	01/26/24		200	232,286
					474,043
Cyprus 1.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	23,022
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	225	290,903
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	280,734

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus (cont’d.)
Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	05/03/49	EUR	30	$43,795
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	70,765
					709,219
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	106,123
Greece 2.3%
Hellenic Republic Government Bond,
Bonds	3.650(cc)	02/24/34	EUR	48	73,365
Bonds	3.650(cc)	02/24/35	EUR	21	32,684
Bonds	3.650(cc)	02/24/37	EUR	440	674,842

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	83,601
					864,492
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	128,473
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	300	43,124
					171,597
Indonesia 2.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	114,301
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	118,866
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	241,820
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	129,869
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	100	123,861
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	223,037
					951,754

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.9%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750%	07/03/30		200	$221,716
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	126,711
					348,427
Italy 3.9%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	146,128
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	141,824
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	250	369,488

Repubic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	87,182
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	94,208
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	165,454
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	486,060
					1,490,344
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	146,709
Mexico 1.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	229,700
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	115,877
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	150	223,731
					569,308
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	81,128
Panama 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	231,970

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 1.3%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392%	01/23/26		85	$90,462
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	391,064
					481,526
Portugal 3.0%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	85,965
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	50	71,905
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	340	535,202
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	350,422
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	50	97,141
					1,140,635
Qatar 0.6%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	220,762
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	63,108
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	130,790
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	57,462
					251,360
Russia 0.7%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	257,479
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	156,815
Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	113,359

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.1%
Serbia International Bond,
Sr. Unsec’d. Notes	7.250%	09/28/21		200	$212,925
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	225,621
					438,546
Spain 2.3%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	115,740
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	42,157
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	305	421,335
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	121,191

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	169,269
					869,692
Sweden 0.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	108,309
Turkey 0.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	114,551
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	107,500
					222,051
Ukraine 0.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	236,801
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	98,948
					335,749

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27	39	$46,597
Sr. Unsec’d. Notes	4.375	01/23/31	63	76,628
				123,225

Total Sovereign Bonds (cost $12,453,115)				13,317,609
U.S. Treasury Obligation 2.4%
U.S. Treasury Bonds(k) (cost $667,448)	2.750	08/15/47	675	921,059

Total Long-Term Investments (cost $34,927,846)				36,746,355

	Shares
Short-Term Investment 2.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $960,270)(w)	960,270	960,270

TOTAL INVESTMENTS 99.3% (cost $35,888,116)		37,706,625
Other assets in excess of liabilities(z) 0.7%		280,601

Net Assets 100.0%		$37,987,226

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $70,687 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $48,611. The aggregate value of $36,720 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	10 Year Australian Treasury Bonds	Sep. 2020	$106,777	$904
1	10 Year Canadian Government Bonds	Sep. 2020	115,495	1,051
4	10 Year U.K. Gilt	Sep. 2020	725,448	5,777
4	10 Year U.S. Ultra Treasury Notes	Sep. 2020	637,000	10,391
13	20 Year U.S. Treasury Bonds	Sep. 2020	2,369,656	46,980
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	3,187,625	128,379
1	Euro-OAT	Sep. 2020	198,779	4,770
				198,252
Short Positions:
53	2 Year U.S. Treasury Notes	Sep. 2020	11,712,172	(11,404)
29	5 Year Euro-Bobl	Sep. 2020	4,619,873	(31,618)
11	5 Year U.S. Treasury Notes	Sep. 2020	1,387,375	(7,067)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
12	10 Year Euro-Bund	Sep. 2020	$2,509,316	$(35,691)
35	10 Year U.S. Treasury Notes	Sep. 2020	4,902,735	(35,947)
38	Euro Schatz Index	Sep. 2020	5,020,965	(4,434)
				(126,161)
				$72,091
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	111	$20,391	$21,246	$855	$—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,130	215,070	216,535	1,465	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	68	13,150	13,053	—	(97)
Canadian Dollar,
Expiring 10/20/20	HSBC Bank USA, N.A.	CAD	122	89,938	90,859	921	—
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	143,779	185,761	190,002	4,241	—
Expiring 09/16/20	Citibank, N.A.	CLP	16,589	20,388	21,923	1,535	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	153	21,279	21,885	606	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	289	41,148	41,271	123	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	160	22,604	22,887	283	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	288	40,755	41,214	459	—
Expiring 08/07/20	UBS AG	CNH	95	13,525	13,529	4	—
Expiring 05/14/21	Citibank, N.A.	CNH	854	122,358	120,141	—	(2,217)
Czech Koruna,
Expiring 10/19/20	Goldman Sachs International	CZK	1,166	49,282	52,365	3,083	—
Euro,
Expiring 08/04/20	Bank of America, N.A.	EUR	4,030	4,728,131	4,747,370	19,239	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	EUR	4,030	4,730,335	4,747,370	17,035	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	99	114,494	116,965	2,471	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	21	24,600	24,588	—	(12)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	18	20,572	21,291	719	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	17	20,095	19,996	—	(99)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	63	$72,749	$74,906	$2,157	$—
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	1,555	20,391	20,640	249	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,645	21,604	21,842	238	—
Indonesian Rupiah,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	692,409	45,434	46,683	1,249	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	373,608	24,759	25,189	430	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	299,649	20,545	20,203	—	(342)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	981,029	64,934	66,142	1,208	—
Japanese Yen,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	14,799	138,137	139,939	1,802	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	5,962	56,724	56,376	—	(348)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	2,116	20,009	20,005	—	(4)
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	1,885	85,435	84,186	—	(1,249)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	468	20,377	20,918	541	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	455	19,975	20,311	336	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	446	20,098	19,922	—	(176)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	435	19,946	19,424	—	(522)
New Taiwanese Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	916	31,238	31,355	117	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Goldman Sachs International	PEN	64	18,800	18,205	—	(595)
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	2,894	57,574	58,762	1,188	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	4,432	88,637	90,002	1,365	—
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	1,538	22,076	20,607	—	(1,469)
Expiring 09/16/20	Barclays Bank PLC	RUB	1,438	20,641	19,265	—	(1,376)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	10,594	147,291	141,905	—	(5,386)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	10,594	150,290	141,906	—	(8,384)
Singapore Dollar,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	55	40,018	40,292	274	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	24,313	$20,122	$20,349	$227	$—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	48,149	39,892	40,298	406	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	47,911	39,892	40,099	207	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	28,454	23,844	23,815	—	(29)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	24,488	20,388	20,495	107	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	24,444	20,507	20,458	—	(49)
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	829	26,300	26,587	287	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,265	40,108	40,562	454	—
Turkish Lira,
Expiring 09/16/20	Citibank, N.A.	TRY	1,740	251,000	240,436	—	(10,564)
				$12,203,611	$12,236,574	65,881	(32,918)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	576	$399,917	$411,344	$—	$(11,427)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	108	20,388	20,776	—	(388)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	108	20,393	20,789	—	(396)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,024	194,781	196,216	—	(1,435)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	1,130	214,827	216,264	—	(1,437)
British Pound,
Expiring 10/19/20	Barclays Bank PLC	GBP	169	213,660	220,902	—	(7,242)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	337	427,190	441,803	—	(14,613)
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	169	212,749	220,901	—	(8,152)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	650	481,433	485,025	—	(3,592)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	15,216	20,095	20,108	—	(13)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	350,182	429,724	462,761	—	(33,037)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	3,320	$465,290	$474,744	$—	$(9,454)
Expiring 08/07/20	Goldman Sachs International	CNH	215	29,900	30,728	—	(828)
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	451	63,000	64,431	—	(1,431)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	854	122,556	120,141	2,415	—
Colombian Peso,
Expiring 09/16/20	BNP Paribas S.A.	COP	138,891	38,769	37,074	1,695	—
Expiring 09/16/20	Citibank, N.A.	COP	77,282	20,391	20,629	—	(238)
Expiring 09/16/20	Goldman Sachs International	COP	139,213	38,804	37,160	1,644	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	132,210	36,700	35,291	1,409	—
Euro,
Expiring 08/04/20	Bank of America, N.A.	EUR	4,030	4,527,028	4,747,369	—	(220,341)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	EUR	4,030	4,518,525	4,747,369	—	(228,844)
Expiring 09/02/20	Bank of America, N.A.	EUR	4,030	4,731,072	4,750,293	—	(19,221)
Expiring 09/02/20	JPMorgan Chase Bank, N.A.	EUR	4,030	4,733,297	4,750,293	—	(16,996)
Expiring 10/19/20	BNP Paribas S.A.	EUR	1,528	1,735,593	1,803,101	—	(67,508)
Expiring 10/19/20	Citibank, N.A.	EUR	117	134,900	138,235	—	(3,335)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	99	117,051	116,613	438	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	18	20,622	21,319	—	(697)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	1,492	1,687,550	1,760,339	—	(72,789)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	100	116,950	118,459	—	(1,509)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	26,266	83,901	89,796	—	(5,895)
Indian Rupee,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	1,750	22,800	23,233	—	(433)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	2,365,305	163,859	159,472	4,387	—
Expiring 09/16/20	Citibank, N.A.	IDR	572,915	40,306	38,627	1,679	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	145	42,148	42,731	—	(583)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/19/20	Bank of America, N.A.	JPY	35,608	$333,643	$336,716	$—	$(3,073)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	5,958	56,779	56,336	443	—
Mexican Peso,
Expiring 09/17/20	Barclays Bank PLC	MXN	1,870	85,655	83,512	2,143	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	450	20,095	20,092	3	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	468	20,388	20,898	—	(510)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	466	19,975	20,812	—	(837)
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	167	110,265	111,075	—	(810)
Peruvian Nuevo Sol,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	62	18,016	17,620	396	—
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	2,823	55,521	57,311	—	(1,790)
Expiring 09/16/20	Citibank, N.A.	PHP	1,544	30,767	31,342	—	(575)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	3,017	59,503	61,261	—	(1,758)
Polish Zloty,
Expiring 10/19/20	Citibank, N.A.	PLN	92	24,600	24,601	—	(1)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	1,417	19,975	18,979	996	—
Expiring 09/16/20	Citibank, N.A.	RUB	17,890	255,348	239,629	15,719	—
Singapore Dollar,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	21	15,289	15,456	—	(167)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	4,284	251,839	249,310	2,529	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	337	20,098	19,589	509	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	195	11,251	11,343	—	(92)
South Korean Won,
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	30,268	25,258	25,333	—	(75)
Swedish Krona,
Expiring 10/19/20	Barclays Bank PLC	SEK	1,552	168,245	176,865	—	(8,620)
Swiss Franc,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	187	199,738	204,902	—	(5,164)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,098	$35,256	$35,200	$56	$—
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	141	20,130	19,953	177	—
Expiring 09/16/20	Barclays Bank PLC	TRY	760	109,029	105,024	4,005	—
Expiring 09/16/20	Barclays Bank PLC	TRY	669	94,000	92,483	1,517	—
Expiring 09/16/20	Barclays Bank PLC	TRY	339	48,000	46,860	1,140	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	317	45,494	43,798	1,696	—
				$28,280,326	$28,990,636	44,996	(755,306)
						$110,877	$(788,224)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	459	EUR	17	$102	$—	HSBC Bank USA, N.A.
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/22	1.000%(Q)	120	0.278%	$2,216	$(99)	$2,315	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.172%	8,415	(329)	8,744	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	1.437%	(5,555)	(493)	(5,062)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.321%	2,092	(99)	2,191	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.686%	1,382	(131)	1,513	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.591%	1,742	(131)	1,873	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama	12/20/22	1.000%(Q)	120	0.465%	$1,674	$(99)	$1,773	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.381%	1,918	(99)	2,017	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.270%	2,238	(99)	2,337	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	2.465%	(11,905)	(296)	(11,609)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	5.372%	(57,769)	(493)	(57,276)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.614%	3,728	(296)	4,024	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.823%	2,772	(427)	3,199	Citibank, N.A.
					$(47,052)	$(3,091)	$(43,961)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,760	$44,422	$(850)	$45,272	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which compromise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
ACAS CLO Ltd.	08/26/20	0.500%(M)	14	*	$6	$—	$6	Goldman Sachs International
Alcentra CLO	08/26/20	1.000%(M)	5	*	4	—	4	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Alcentra CLO	08/26/20	0.500%(M)	3	*	$1	$—	$1	Goldman Sachs International
AMMC CLO Ltd.	08/26/20	0.500%(M)	—	*	—	—	—	Goldman Sachs International
AXA CLO	08/26/20	1.000%(M)	4	*	3	—	3	Goldman Sachs International
Bain CLO	08/26/20	0.500%(M)	19	*	8	—	8	Goldman Sachs International
Bardin Hill CLO	08/26/20	0.500%(M)	12	*	5	—	5	Goldman Sachs International
Bardin Hill CLO	08/26/20	1.000%(M)	4	*	3	—	3	Goldman Sachs International
BlueMountain CLO	08/26/20	0.500%(M)	2	*	1	—	1	Goldman Sachs International
Canyon CLO	08/26/20	0.500%(M)	2	*	1	—	1	Goldman Sachs International
Carlson CLO	08/26/20	1.000%(M)	4	*	3	—	3	Goldman Sachs International
Carlyle CLO	08/26/20	0.500%(M)	6	*	2	—	2	Goldman Sachs International
Carlyle CLO	08/26/20	1.000%(M)	1	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	14	*	15	—	15	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	7	*	8	—	8	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	08/28/20	1.250%(M)	6	*	$6	$—	$6	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	5	*	5	—	5	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	5	*	5	—	5	Goldman Sachs International
Covenant	08/26/20	0.500%(M)	2	*	1	—	1	Goldman Sachs International
Crescent CLO	08/26/20	1.000%(M)	5	*	4	—	4	Goldman Sachs International
CSAM CLO	08/26/20	0.500%(M)	6	*	2	—	2	Goldman Sachs International
DFG CLO	08/26/20	0.500%(M)	9	*	4	—	4	Goldman Sachs International
Doubleline	08/26/20	0.500%(M)	2	*	1	—	1	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(M)	31	*	25	—	25	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(M)	23	*	18	—	18	Goldman Sachs International
Fort Washington CLO	08/26/20	1.000%(M)	8	*	7	—	7	Goldman Sachs International
Garrison CLO	08/26/20	0.500%(M)	2	*	1	—	1	Goldman Sachs International
GLG Silvermine CLO	08/26/20	0.500%(M)	7	*	3	—	3	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	08/28/20	1.250%(M)	16	*	$17	$—	$17	Goldman Sachs International
Guggenheim CLO	08/26/20	0.500%(M)	23	*	9	—	9	Goldman Sachs International
HPS CLO	08/26/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
ICG CLO	08/26/20	0.500%(M)	6	*	3	—	3	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/28/20	1.250%(M)	10	*	11	—	11	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/28/20	1.250%(M)	4	*	4	—	4	Goldman Sachs International
LCM CLO	08/26/20	1.000%(M)	4	*	4	—	4	Goldman Sachs International
LCM CLO	08/26/20	1.000%(M)	3	*	2	—	2	Goldman Sachs International
Loomis Sayles & Co. LP	08/26/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	7	*	6	—	6	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	5	*	4	—	4	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	4	*	3	—	3	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	4	*	3	—	3	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
MJX CLO	08/26/20	0.500%(M)	4	*	$2	$—	$2	Goldman Sachs International
Morgan Stanley BAML Trust	08/28/20	1.250%(M)	7	*	8	—	8	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(M)	7	*	7	—	7	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(M)	4	*	4	—	4	Goldman Sachs International
Neuberger Berman CLO Ltd.	08/26/20	0.500%(M)	8	*	3	—	3	Goldman Sachs International
Neuberger CLO	08/26/20	0.500%(M)	17	*	7	—	7	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(M)	9	*	7	—	7	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(M)	7	*	6	—	6	Goldman Sachs International
Octogan CLO	08/26/20	0.500%(M)	28	*	11	—	11	Goldman Sachs International
Octogan CLO	08/26/20	0.500%(M)	22	*	9	—	9	Goldman Sachs International
Octogan CLO	08/26/20	1.000%(M)	6	*	5	—	5	Goldman Sachs International
ONEX CLO	08/26/20	0.500%(M)	9	*	4	—	4	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(M)	1	*	1	—	1	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Palmer Square CLO	08/26/20	1.000%(M)	1	*	$1	$—	$1	Goldman Sachs International
Par-Four	08/26/20	0.500%(M)	33	*	13	—	13	Goldman Sachs International
Pretium	08/26/20	0.500%(M)	98	*	40	—	40	Goldman Sachs International
Providence CLO	08/26/20	1.000%(M)	4	*	3	—	3	Goldman Sachs International
Providence CLO	08/26/20	1.000%(M)	3	*	3	—	3	Goldman Sachs International
Sallie Mae Bank	08/28/20	1.750%(M)	406	*	671	(19)	690	Goldman Sachs International
Saratoga CLO	08/26/20	0.500%(M)	86	*	35	—	35	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(M)	5	*	2	—	2	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
Sound Point Co. Ltd.	08/26/20	1.000%(M)	7	*	5	—	5	Goldman Sachs International
Sound Point Co. Ltd.	08/26/20	1.000%(M)	5	*	4	—	4	Goldman Sachs International
Steele Creek	08/26/20	0.500%(M)	24	*	10	—	10	Goldman Sachs International
Steele Creek	08/26/20	0.500%(M)	9	*	4	—	4	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Symphony CLO	08/26/20	1.000%(M)	6	*	$5	$—	$5	Goldman Sachs International
THL CLO	08/26/20	0.500%(M)	3	*	1	—	1	Goldman Sachs International
TPG CLO	08/26/20	0.500%(M)	45	*	18	—	18	Goldman Sachs International
Trimaran CLO	08/26/20	1.000%(M)	8	*	6	—	6	Goldman Sachs International
WellFleet CLO	08/26/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	21	*	22	—	22	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	5	*	5	—	5	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	4	*	4	—	4	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	08/28/20	1.250%(M)	2	*	2	—	2	Goldman Sachs International
					$1,137	$(19)	$1,156

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$(37)	$3,906	$(3,943)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,083)	(1,468)	(615)	Bank of America, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	$(346)	$761	$(1,107)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	1,373	2,215	(842)	Barclays Bank PLC
					$(1,093)	$5,414	$(6,507)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	2.725%	$(2,231)	$754	$(2,985)	Bank of America, N.A.
Commonwealth of Australia	12/20/24	1.000%(Q)	100	0.143%	3,899	2,364	1,535	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	100	1.872%	(3,578)	412	(3,990)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)	375	0.459%	6,283	2,258	4,025	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.459%	1,676	899	777	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.673%	16,954	(9,017)	25,971	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.673%	2,882	(1,599)	4,481	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.673%	253	192	61	Barclays Bank PLC
Kingdom of Spain	06/20/30	1.000%(Q)	100	0.977%	321	(371)	692	Credit Suisse International
Republic of France	06/20/25	0.250%(Q)	160	0.198%	453	(1,468)	1,921	JPMorgan Chase Bank, N.A.
Republic of France	06/20/25	0.250%(Q)	80	0.198%	226	(772)	998	Credit Suisse International
Republic of Germany	06/20/25	0.250%(Q)	80	0.120%	534	192	342	Bank of America, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	475	0.658%	5,213	(1,764)	6,977	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.761%	681	—	681	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.415%	1,048	(19)	1,067	Morgan Stanley & Co. International PLC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	12/20/23	1.000%(Q)	300	2.734%	$(16,541)	$(10,940)	$(5,601)	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	5.436%	(9,286)	(6,662)	(2,624)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	5.436%	(4,643)	(3,235)	(1,408)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	5.465%	(862)	4,849	(5,711)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	100	5.602%	(1,705)	6,960	(8,665)	HSBC Bank USA, N.A.
Republic of Ukraine	06/20/25	5.000%(Q)	90	5.654%	(1,940)	(983)	(957)	Barclays Bank PLC
Russian Federation	12/20/20	1.000%(Q)	100	0.340%	371	306	65	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	50	0.614%	518	(63)	581	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	0.671%	1,593	(1,665)	3,258	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	0.671%	1,062	(930)	1,992	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.671%	531	(546)	1,077	BNP Paribas S.A.
State of Illinois	06/20/21	1.000%(Q)	1,000	2.234%	(9,619)	1,237	(10,856)	Citibank, N.A.
					$(5,907)	$(19,611)	$13,704

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.34.V1	06/20/30	1.000%(Q)	930	$11,316	$2,622	$(8,694)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V15	12/20/20	5.000%(Q)	258	4.362%	$2,411	$2,072	$(339)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.HY.34.V7	06/20/25	5.000%(Q)	1,899	4.363%	$(101,304)	$61,690	$162,994
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	1,710	0.692%	18,851	27,124	8,273
					$(80,042)	$90,886	$170,928

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	299	*	$(56)	$(67)	$11	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	(1,174)	(1,075)	(99)	J.P. Morgan Securities LLC
					$(1,230)	$(1,142)	$(88)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$12,177	$—	$12,177

Inflation swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(9,969)	$(9,969)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	9,257	9,257
					$—	$(712)	$(712)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$45,254	$45,254
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	13,223	13,224
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	21,211	30,371	9,160

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	$—	$5,233	$5,233
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	32,351	32,351
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	14,873	14,873
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	46,743	46,743
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	57,984	57,984
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	10,762	10,762
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	15,312	15,312
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	41,301	41,301
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(5,443)	3,160	8,603
CAD	600	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(652)	5,815	6,467
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	688	8,709	8,021
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	9,268	9,269
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,563)	8,677	10,240
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	173	5,562	5,389
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	8,876	8,876
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,585	5,890	4,305
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	4,275	4,275
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	13,519	13,519
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	12,544	12,544
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	2,177	2,185
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,616	1,617
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,020	3,020
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,689	3,689
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	4,664	4,667
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,939	2,940
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,768	2,769
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	6,224	6,229
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	557	557
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	(2,311)	(2,301)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$(5,007)	$(5,005)
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	1,510	1,514
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	12,976	21,990	9,014
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(16,050)	(16,050)
CZK	12,700	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	—	(1,432)	(1,432)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(2,785)	(2,785)
EUR	200	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(4,878)	(7,523)	(2,645)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	8,916	8,916
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,515	53,289	47,774
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(9,755)	76,089	85,844
EUR	110	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	1,217	1,217
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	6,078	63,528	57,450
GBP	110	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(12,487)	(12,487)
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	14,173	85,766	71,593
GBP	180	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	38,974	65,499	26,525
HKD	2,090	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(1)	3,026	3,027
HKD	2,350	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(1)	3,420	3,421
HKD	1,295	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(7)	(9,346)	(9,339)
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	8,549	11,760	3,211
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	38,589	38,589
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	3,783	3,783
HUF	33,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	5,285	5,285
JPY	282,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(360)	(360)
JPY	69,940	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(53)	(53)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	13,371	13,371
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	28,307	28,307
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	162,947	162,947

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	10,055	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	$2,604	$9,995	$7,391
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,527	8,838	6,311
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	415	415
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	13,910	18,451	4,541
JPY	20,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	1,520	1,520
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	5,835	5,835
JPY	16,700	12/18/47	0.917%(S)	6 Month JPY LIBOR(2)(S)	—	28,554	28,554
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	2,851	2,851
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	9,256	16,336	7,080
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	7,432	7,432
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	2,018	2,018
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	2,328	2,328
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	8,525	8,525
MXN	4,080	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	1,080	37,299	36,219
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,106	17,380	12,274
NOK	1,000	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	—	11,878	11,878
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	28,696	28,696
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	7,157	7,157
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	5,139	5,139
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	21,453	21,453
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(15,384)	32,723	48,107
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	20,408	20,408
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	16,528	16,528
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(28,492)	(28,492)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	2,113	2,113
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	3,093	4,896	1,803
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(312)	15,899	16,211
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	1,365	1,365
SEK	1,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	2,209	2,209
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	5,850	5,850
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	8,961	8,961
THB	3,000	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	740	740
	980	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(487)	(487)
	1,012	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(3,596)	(3,596)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,500	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	$—	$(4,885)	$(4,885)
	990	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(6,011)	(6,011)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(136,661)	(136,661)
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(25,998)	(25,998)
	100	05/20/50	0.691%(A)	1 Day USOIS(1)(A)	—	(3,789)	(3,789)
ZAR	9,210	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	(1)	13,972	13,973
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	9	(52,121)	(52,130)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,169	31,398	28,229
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(42)	21,954	21,996
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	14,955	14,963
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(35)	23,603	23,638
					$112,557	$1,215,928	$1,103,371

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$24,521	$—	$24,521	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	26,851	—	26,851	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	22,870	—	22,870	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	9,650	—	9,650	Morgan Stanley & Co. International PLC
ILS	410	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	270	—	270	Goldman Sachs International
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	19,223	—	19,223	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	19,006	—	19,006	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	6,324	—	6,324	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	2,104	(4)	2,108	Goldman Sachs International
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	5,911	—	5,911	Morgan Stanley & Co. International PLC
THB	10,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	990	—	990	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	$7,371	$—	$7,371	Morgan Stanley & Co. International PLC
THB	1,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	157	—	157	HSBC Bank USA, N.A.
	100	05/20/50	0.910%(Q)	1 Week MUNIPSA(2)(Q)	5,112	—	5,112	Citibank, N.A.
					$150,360	$(4)	$150,364

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).